CRAWFORD DIVIDEND GROWTH FUND

                                 CLASS C SHARES


                  Supplement to Prospectus dated April 29, 2005


     Effective as of June 3, 2005, the address of the Fund's investment advisor, Crawford Investment Counsel, Inc., has changed. The new address is:


                        Crawford Investment Counsel, Inc.
                              600 Galleria Parkway
                                   Suite 1650
                             Atlanta, Georgia 30339


     This Supplement, and the Prospectus dated April 29, 2005, provide information that you should know before investing in the Class C shares of the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information of the Fund dated April 29, 2005, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. These documents are available upon request and without charge by calling the Fund at 1-800-431-1716.


                      This Supplement is dated June 7, 2005

                          CRAWFORD DIVIDEND GROWTH FUND

                                 CLASS I SHARES


                  Supplement to Prospectus dated April 29, 2005


     Effective as of June 3, 2005, the address of the Fund's investment advisor, Crawford Investment Counsel, Inc., has changed. The new address is:


                        Crawford Investment Counsel, Inc.
                              600 Galleria Parkway
                                   Suite 1650
                             Atlanta, Georgia 30339


     This Supplement, and the Prospectus dated April 29, 2005, provide information that you should know before investing in the Class I shares of the Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information of the Fund dated April 29, 2005, which has been filed with the Securities and Exchange Commission and which is incorporated herein by reference. These documents are available upon request and without charge by calling the Fund at 1-800-431-1716.


                      This Supplement is dated June 7, 2005